Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial Assets and Financial Liabilities	Financial Assets and Financial Liabilities12.1 Capital Risk Management
Our capital management objectives are designed primarily to finance our growth strategy.
Our treasury committee reviews the total amount of cash and cash equivalents on a regular basis. As part of this review, the committee considers total cash and cash equivalents, cash outflow, currency translation differences and refinancing activities. We monitor cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.
In general, the aim is to protect and maximize the financial resources available for further research and development projects.
Since December 2021, we have had an investment and asset management policy in place that contains policies and processes for managing cash and cash equivalents and security investments. Under this policy, our investment portfolio is to be maintained in a manner that minimizes risks to the invested capital. These risks include mainly credit risk and concentration risk. The portfolio must provide liquidity in a timely manner to accommodate operational and capital needs. The portfolio is managed by the Treasury department.
We are not subject to externally imposed capital requirements. Our capital management objectives were achieved in the years ended December 31, 2025 and 2024.
12.2 Categories of Financial Instruments
Financial Assets and Liabilities at Amortized Cost and at Fair Value through OCI and Profit or Loss
Set out below is an overview of financial assets, liabilities at amortized cost and at fair value through OCI and profit or loss, as of the dates indicated. The table indicates whether financial assets and liabilities fulfill the definition of security investments. Security Investments are debt instruments under our asset management policy that generate a return individually and independently of our core operating activities.

December 31, 2025

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	6.3	—	6.3	—	6.3	—	6.3
Other funds	Yes	FVTPL	199.9	—	199.9	—	199.9	—	199.9
Deposits	Yes	AC	3,358.5	100.0	3,458.5	—	—	—	3,458.5
Commercial Paper	Yes	AC	570.2	—	570.2	—	—	—	570.2
Bonds	Yes	AC	2,135.7	2,301.7	4,437.4	—	—	—	4,437.4
Repos	Yes	AC	894.2	—	894.2	—	—	—	894.2
Non-listed equity investments	No	FVTOCI	—	0.6	0.6	—	—	0.6	0.6
Listed equity investments	No	FVTOCI	—	82.2	82.2	82.2	—	—	82.2
Trade and other receivables	No	AC	924.2	—	924.2	—	—	—	924.2
Reimbursement asset	No	AC	36.2	—	36.2	—	—	—	36.2
Other financial assets	No	AC	0.8	23.1	23.9	—	—	—	23.9
Other financial assets	No	FVTPL	—	46.6	46.6	—	—	46.6	46.6
Subtotal			8,126.0	2,554.2	10,680.2	82.2	206.2	47.2	10,680.2
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	827.2	—	827.2	—	—	—	827.2
Money market funds	Yes	FVTPL	5,063.3	—	5,063.3	5,063.3	—	—	5,063.3
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	1,784.9	—	1,784.9	—	—	—	1,784.9
Subtotal			7,675.4	—	7,675.4	5,063.3	—	—	7,675.4
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	0.4	—	0.4	—	0.4	—	0.4
Contingent consideration	No	FVTPL	43.4	77.2	120.6	—	—	120.6	120.6
Loans and borrowings	No	AC	7.2	29.9	37.1	—	—	—	37.1
Trade payables and other payables	No	AC	534.9	—	534.9	—	—	—	534.9
Other financial liabilities	No	AC	307.9	17.7	325.6	—	—	—	325.6
Lease liabilities	No	n/a	45.0	185.3	230.3	—	—	—	230.3
Subtotal			938.8	310.1	1,248.9	—	0.4	120.6	1,248.9
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.

December 31, 2024

			Carrying amount			Fair value
(in millions €)	Security Investment	IFRS 9 Category(1)	Current	Non- current	Total	Level 1	Level 2	Level 3	Total
Financial assets
Foreign exchange forward contracts	No	FVTPL	11.9	—	11.9	—	11.9	—	11.9
Deposits	Yes	AC	1,643.0	—	1,643.0	—	—	—	1,643.0
Commercial Paper	Yes	AC	918.3	—	918.3	—	—	—	918.3
Bonds	Yes	AC	3,521.1	1,061.1	4,582.2	—	—	—	4,582.2
Repos	Yes	AC	453.8	—	453.8	—	—	—	453.8
Non-listed equity investments	No	FVTOCI	—	1.5	1.5	—	—	1.5	1.5
Listed equity investments	No	FVTOCI	—	92.7	92.7	92.7	—	—	92.7
Trade and other receivables	No	AC	1,463.9	—	1,463.9	—	—	—	1,463.9
Reimbursement asset	No	AC	473.6	40.9	514.5	—	—	—	514.5
Other financial assets	No	AC	—	18.2	18.2	—	—	—	18.2
Other financial assets	No	FVTPL	—	39.6	39.6	—	—	39.6	39.6
Subtotal			8,485.6	1,254.0	9,739.6	92.7	11.9	41.1	9,739.6
Cash and cash equivalents
Cash at banks and on hand	Yes	AC	450.0	—	450.0	—	—	—	450.0
Money market funds	Yes	FVTPL	6,947.5	—	6,947.5	6,947.5	—	—	6,947.5
Deposits, Commercial Paper, Repos (< 90 days)	Yes	AC	2,364.4	—	2,364.4	—	—	—	2,364.4
Subtotal			9,761.9	—	9,761.9	6,947.5	—	—	9,761.9
Financial liabilities
Foreign exchange forward contracts	No	FVTPL	16.3	—	16.3	—	16.3	—	16.3
Contingent consideration	No	FVTPL	0.9	46.9	47.8	—	—	47.8	47.8
Trade payables and other payables	No	AC	426.7	—	426.7	—	—	—	426.7
Other financial liabilities	No	AC	1,426.2	—	1,426.2	—	—	—	1,426.2
Lease liabilities	No	n/a	39.5	214.7	254.2	—	—	—	254.2
Subtotal			1,909.6	261.6	2,171.2	—	16.3	47.8	2,171.2
(1)Fair values for financial assets and liabilities at amortized costs are not disclosed as the book values represent a reasonable approximation.
Trade and other receivables
Trade and other receivables significantly decreased compared to the previous year and predominantly comprise trade receivables from our COVID-19 collaboration with Pfizer as well as our direct product sales to customers in our territory. The contractual settlement of the gross profit share has a temporal offset of more than one calendar quarter. As Pfizer’s financial quarter for subsidiaries outside the United States differs from ours, it creates an additional time lag between the recognition of revenues and the payment receipt. Consequently, as of
December 31, 2025, our trade receivables included, in addition to the profit share for the fourth quarter of 2025, trade receivables which related to the gross profit share for the third quarter of 2025.
Reimbursement asset
During the year ended December 31, 2025, the reimbursement asset decreased compared to the year ended
December 31, 2024, which is essentially related to payments.
Other financial assets
During the year ended December 31, 2025, mainly non-current deposits in the amount of €113.9 million have been pledged. The Group has an obligation to transfer the deposit to the counterparties if loans and borrowings are not repaid. There are no other significant terms and conditions associated with the use of collateral.
Other financial liabilities
During the year ended December 31, 2025, the other financial liabilities decreased compared to the year ended
December 31, 2024 which is essentially related to payments for settlements of contractual disputes.
Equity investments designated at Fair Value through OCI

(in millions €)	Fair value as of December 31, 2025	Fair value as of December 31, 2024
Investment in Autolus Therapeutics plc	56.5	75.4
Investment in Ryvu Therapeutics S.A.	12.3	17.3
Investment in Dualtiy Biologics Co. Ltd.	13.4	—
Other investments	0.6	1.5
Total	82.8	94.2
In April 2025, we invested €4.5 million in DualityBio.
Financial investments in equity investments measured at fair value through other comprehensive income comprise the following effects:

	Years ended December 31,

(in millions €)	2025	2024	2023
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	(15.9)	(146.6)	3.7
Total	(15.9)	(146.6)	3.7
During the year ended December 31, 2025, the non-listed and listed equity investments decreased by €11.4 million compared to year-end 2024 mainly due to subsequent fair value changes amounting to €15.9 million during the year ended December 31, 2025 which were partly offset by the investment in DualityBio.
Measurement of fair values
The following table shows the valuation techniques used in measuring fair values for financial instruments in our consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs

Forward exchange contracts
Discounted cash flow using par method.
Expected future cash flows based on foreign
exchange forwards discounted over the
respective remaining term of the contracts using
the respective deposit interest rates and spot
rates.
n/a
Non-listed equity investments	Quantitative and qualitative factors such as actual and forecasted results, cash position and financing round valuations.	–Actual and forecasted results –Net Asset Value –Cash position –Nature and pricing indication of latest financing round
Listed equity investments	Stock prices of the listed companies and applicable exchange rates, if the listing is in a foreign currency.	n/a
Money market funds	Quoted prices on an active market.	n/a
Other funds	Quoted prices for OTC transactions	n/a
Contingent consideration	Present value of expected future payments and reflecting changes in expected achievement of underlying performance parameters and compounding effects.	–Expected future payments –Applied cost of capital
Royalty assets	Present value of expected future cash flows.	–Expected future cash flows –Applied cost of capital
12.3 Recurring Fair Values (Level 3)
The following table shows the recurring fair value measurement of the royalty assets included in other financial assets as well as contingent considerations and the effect of the measurements on our consolidated statements of profit or loss for the current period.

	Financial assets	Financial liabilities
(in millions €)	Other financial assets	Contingent consideration
As of January 1, 2024	—	(38.8)
Additions	43.4	—
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	(3.8)	(9.0)
As of December 31, 2024	39.6	(47.8)

As of January 1, 2025	39.6	(47.8)
Additions	—	(79.6)
Net effect on profit or loss - Other operating income / (expense)
Net change in fair value	—	11.7
Net effect on profit or loss – Finance income / (expense)
Net change in fair value	7.0	(4.9)
As of December 31, 2025	46.6	(120.6)
The sensitivity of the fair values of royalty assets included in other financial assets to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Royalty assets

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	5.5	(5.5)
Discount rate	1%	(4.2)	4.7
The sensitivity of the fair values of contingent considerations in fair value level 3 to the significant, unobservable, variable input factors, with all other factors remaining constant, is shown in the following table:
Contingent consideration

Input factor	Change in assumptions	Change in fair value with increasing input factor (in millions €)	Change in fair value with decreasing input factor (in millions €)
Cash flow projections	10%	8.2	(8.2)
Discount rate	1%	(3.5)	3.9
The estimated fair value of non-listed equity investments would, for example, increase (decrease) if the price of the latest financing round of the respective investment were to increase (decrease) and the overall company value were higher (lower).
12.4 Financial Instruments Risk Management Objectives and Policies
Our financial liabilities mainly comprise obligations derived from other financial liabilities such as obligation from transactions with licensors, trade and other payables, lease liabilities, contingent consideration, liabilities from exchanges forward contracts. The main purpose of these financial liabilities is to enable our operations. Our principal financial assets include mainly cash, security investments, trade receivables and reimbursement assets that derive directly from our operations.
We are exposed to market risk, credit risk and liquidity risk. Our Management Board oversees the management of these risks.
The treasury committee provides assurance to our Management Board that our financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with our policies and risk objectives. The Management Board reviews and agrees policies for managing each of these risks, which are summarized below.
12.5 Market Risks
Market risks address the risks that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risks comprise three types of risk: interest risks, foreign currency risks and other price risks. Financial instruments affected by market risks include financial assets such as security investments, trade and other receivables, cash and cash equivalents as well as financial liabilities such as trade payables and other financial liabilities. The interest rate environment has changed. We still do not consider interest risks as well as other price risks as material risks to us.
There were no material changes in the way the risks were managed and valued during the years ended
December 31, 2025 and 2024.
Foreign Currency Risks
Foreign currency risks address the risks that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. We are subject to currency risks as the majority of our income and expenditures are denominated in Euro and the U.S. dollar. As such, we are mainly exposed to exchange rate fluctuations between these currencies. Cash inflows denominated in U.S. dollar mainly result from generating proceeds under our collaboration agreements. Our revenues from contracts with customers are primarily from the sale of COVID-19 vaccines as well as from out-licensing of pumitamig (BNT327 / BMS986545)
to BMS and represents payments we receive mainly in U.S. dollar.. Cash outflows dominated in U.S. dollar mainly result from amounts spent on research and development activities, license obligations and settlement payments as well as expanding our global footprint further. With the aim of preserving capital, surplus liquidity is mainly invested in domestic currency investments as exchange rate fluctuations can reduce the value of our financial positions. We limit the effects of the identified risks by means of a coordinated and consistently implemented risk strategy. Besides applying natural hedging relationships where possible, foreign exchange forward contracts are concluded, as a matter of principle, as instruments to mitigate foreign currency exchange risk associated with foreign currency-denominated payments. However, the foreign exchange forward contracts which we entered into were not designated as hedging instruments under IFRS.
The carrying amount of the monetary assets and liabilities denominated in U.S. dollar at the dates indicated are as follows:

(in millions €)	December 31, 2025	December 31, 2024
Cash and cash equivalents in U.S. dollar	541.2	617.6
Monetary assets in U.S. dollar	904.3	1,484.7
Monetary liabilities and provisions in U.S. dollar	719.5	1,858.1
Total	726.0	244.2
The following tables demonstrate the sensitivity to a reasonable, possible change in U.S. dollar exchange rates or U.S. dollar forward rates, with all other variables held constant. The impact on our profit before tax is due to changes in the fair value of monetary assets and liabilities. The exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2025	2024	2025	2024
U.S. dollar	United States	1.1750	1.0389	1.1300	1.0824

(in millions €)	Change in U.S. dollar rate	Effect on profit / (loss) before tax	Effect on pre-tax equity

2025	+5%	(34.6)	(34.6)
	-5%	38.2	38.2
2024	+5%	(11.6)	(11.6)
	-5%	12.9	12.9
12.6 Credit Risk Management
Credit risks address the risks that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. We are exposed to credit risks from our operating activities, including security investments, bank deposits, reverse repos, foreign exchange transactions, trade and other receivables and cash at banks. The maximum exposure to credit risk for the components of the consolidated statements of financial position as of December 31, 2025, and December 31, 2024, are the carrying amounts as illustrated in Note 12.1 and Note 12.2.
Security Investments, Bank Deposits, Reverse Repos and Cash at Banks
Our financial management is dedicated predominantly to the goal of capital preservation. Thus, all our financial activities are focused towards avoiding risks and, where they cannot be avoided, actively managing and minimizing them. Credit risks from balances with security investments, bank deposits, reverse repos and cash at banks are managed by our Treasury department in accordance with our investment and asset management policy.
Our security investments are solely invested in the highest-quality liquid assets (e.g. core European sovereign, supranational and agency bonds) and bank deposits with a maturity of more than 3 months (held at selected banks, exclusively rated as investment grade). They do not bear any currency risks or material credit risks. The bank deposits are held at selected banks, exclusively rated as investment grade. We limit our investment engagements individually and track each credit risk continuously. For reverse repos, only investment-grade counterparties qualify as our business partners and secured investments are solely collateralized by high-quality liquid assets.
Accordingly, credit risks from these financial assets are limited. Before entering into new business relationships and during ongoing business relationships, we evaluate our business partners with regard to their individual default risk. Therefore, we do not presume an increased credit risk as of the balance sheet date and determine the impairment loss based on the upcoming twelve months.
Trade and Other Receivables
Our exposure to credit risks of trade and other receivables is primarily related to transactions with corporate customers in the biopharma / biotech industry that operate in the United States or Germany, as well as governments which are customers, in connection with fulfilling our commercial obligations in our territories as defined in our contracts with customers. An analysis of the aging of receivables and the creditworthiness of customers is used to evaluate this risk at each reporting date. We follow risk control procedures to assess the credit quality of our customers taking into account their financial position, past experience and other factors.
As of December 31, 2025, outstanding trade and other receivables were mainly due from our collaboration partner Pfizer. Besides well-established pharmaceutical companies and governmental institutions, our other customers – to a smaller extent – are medical universities, other public institutions and peers in the biopharma industry. The balances with those customers are not material. Due to this customer portfolio, the credit risk on trade and other receivables is generally very low. We have not incurred material bad debt expense and do not expect that this will change with respect to the trade and other receivables outstanding as of December 31,
2025.
12.7 Liquidity Risk
We plan to invest heavily in R&D as we make a strong drive to build out our global development organization and diversify our therapeutic area footprint. Additionally, we plan to enhance capabilities through complementary acquisitions, technologies, infrastructure and manufacturing. Our liquidity management ensures the availability of cash and cash equivalents, short term financial instruments for operational activities and further investments through appropriate budget planning. In addition, a sufficient level of cash and cash equivalents, which are managed centrally, is always maintained to finance the operational activities.
We monitor liquidity risks using a liquidity planning tool.
Ultimately, the responsibility for liquidity risk management lies with our Management Board, which has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. We manage liquidity risks by holding appropriate reserves based on our COVID-19 sales, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Significant reserves currently exist and were generated during the COVID-19 pandemic.
Risk Concentration
Concentrations arise when the number of counterparties is small or when a larger number of counterparties is engaged in similar business activities, or activities in the same geographical region, or has economic features that would cause their ability to meet contractual obligations to be affected similarly by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of our performance to developments affecting a particular industry. We only have a limited number of customers mainly comprising pharmaceutical companies and governmental institutions.
The maturity profile of our financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2025

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Loans and borrowings	7.2	24.5	5.4	37.1
Trade and other payables	534.9	—	—	534.9
Lease liabilities	53.1	144.0	64.0	261.1
Contingent consideration	51.3	47.0	50.0	148.3
Foreign exchange forward contracts	0.4	—	—	0.4
Other financial liabilities	307.9	19.6	—	327.5
Total	954.8	235.1	119.4	1,309.3

Year ended December 31, 2024

(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Trade and other payables	426.7	—	—	426.7
Lease liabilities	48.1	152.7	90.3	291.1
Contingent consideration	—	62.5	0.1	62.6
Foreign exchange forward contracts	16.3	—	—	16.3
Other financial liabilities	1,426.2	—	—	1,426.2
Total	1,917.3	215.2	90.4	2,222.9
12.8 Changes in Liabilities Arising from Financing Activities

Year ended December 31, 2025

(in millions €)	January 1, 2025	Cash flows	New leases and disposals	Reclassifi- cation	Additions from business combinations	Currency effects	Other	December 31, 2025
Current obligations under lease contracts	39.5	(38.9)	2.5	39.2	5.3	(1.7)	(0.9)	45.0
Non-current obligations under lease contracts	214.7	(0.7)	6.2	(39.2)	30.3	(10.2)	(15.8)	185.3
Current loans and borrowings	—	(12.2)	—	1.3	19.5	(1.4)	—	7.2
Non-current loans and borrowings	—	0.9	—	(1.3)	33.1	(2.7)	(0.1)	29.9
Total	254.2	(50.9)	8.7	—	88.2	(16.0)	(16.8)	267.4

Year ended December 31, 2024

(in millions €)	January 1, 2024	Cash flows	New leases and disposals	Reclassifi- cation	Other	December 31, 2024
Current obligations under lease contracts	28.1	(43.6)	19.4	35.6	—	39.5
Non-current obligations under lease contracts	188.6	—	56.0	(35.6)	5.7	214.7
Loans and borrowings	2.3	(2.3)	—	—	—	—
Total	219.0	(45.9)	75.4	—	5.7	254.2